ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Comprehensive Income/Loss) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (31,826)	$ (11,520)	$ (32,241)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	(6,874)	7,582	2,144
Comprehensive income loss attributable to Parent Company	(32,109)	(3,345)	(30,514)
AirMedia Group Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(25,695)	(10,626)	(32,728)
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustment	(6,414)	7,281	2,214
Comprehensive income loss attributable to Parent Company	$ (32,109)	$ (3,345)	$ (30,514)